Long-term debt - Disclosure of detailed information about borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Borrowings [Abstract]
Revolving credit facility	$ 93,900	$ 145,246
Unamortized discount on banker's acceptances	0	(166)
Long-term debt, net	93,900	145,080
Current portion	0	0
Non-current portion	93,900	145,080	$ 109,231
Long-term debt	$ 93,900	$ 145,080	$ 109,231